INCOME TAXES (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥)
Undistributed earnings	¥ 1,245,786	¥ 937,735
Unrecognized tax benefits that would impact the income tax rate	89,265	69,263	¥ 49,198
Unrecognized tax benefits	91,538	¥ 69,822	¥ 53,404	¥ 36,921
Unrecognized tax benefits reasonably possible will be recognized	87,838
Tax losses carry forwards	¥ 86,405
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income Taxes, Preferential Income Tax Rate Advanced and New Technology Enterprises	15.00%	15.00%	15.00%	15.00%
Income Taxes, Calculation Basis under Deemed Profit Method	25
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent	0.00%	0.00%
Deferred Income Tax Charge [Member]
Unrecognized tax benefits	¥ 10,036	¥ 3,457	¥ 7,215
Basic Earnings [Member]
Per share effect of the tax holiday | (per share)	¥ 0.68	¥ 1.18	¥ 1.06
Diluted Earnings [Member]
Per share effect of the tax holiday | (per share)	¥ 0.65	¥ 1.11	¥ 0.97
Income Tax Payable [Member]
Unrecognized tax benefits	¥ 77,802	¥ 62,665	¥ 42,489
Other Noncurrent Liabilities [Member]
Unrecognized tax benefits	¥ 3,700	¥ 3,700	¥ 3,700
Computational Errors [Member]
Income Tax Examination, Statute of Limitation	3 years
Underpayment of Taxes is More Than RMB100 [Member]
Income Tax Examination, Statute of Limitation	5 years
Transfer Pricing [Member]
Income Tax Examination, Statute of Limitation	10 years
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings	10.00%
Maximum [Member]
Income Taxes, Preferential Income Tax Rate Small Profit Enterprises	20.00%	20.00%	20.00%
Tarena Hangzhou [Member]
PRC statutory income tax rate	12.50%	12.50%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	50.00%
Hanru Hangzhou [Member]
PRC statutory income tax rate
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	50.00%
2018 [Member]
Tax losses carry forwards	¥ 227
2019 [Member]
Tax losses carry forwards	10,774
2020 [Member]
Tax losses carry forwards	6,072
2021 [Member]
Tax losses carry forwards	16,225
2022 [Member]
Tax losses carry forwards	¥ 53,107